CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Issuance of ordinary shares upon initial public offering ("IPO"), issuance cost	¥ 22,661	¥ 80,962